Leases (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) contract	Sep. 30, 2022 USD ($)
Components of lease cost
Operating lease cost	$ 11,938	$ 10,468
Short-term lease cost	2,878	1,873
Variable lease cost	0	4,186
Total lease cost	14,816	16,527
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	(9,519)	(10,165)
Operating lease assets obtained in exchange for operating lease liabilities	1,315	$ 18,712
Maturities of lease liabilities under operating leases, Twelve Months Ended June 30,
2024	12,175
2025	12,666
2026	11,594
2027	4,789
2028	2,342
Thereafter	25,575
Total future payments for recognized leasing assets	69,141
Less: imputed interest	15,281
Total lease liabilities	$ 53,860
Average remaining lease term	10 years 4 months 24 days
Weighted-average discount rate (as a percent)	5.00%
Lease contracts that has been entered into but not yet commenced | contract	0